FINANCING AND LOANS - Maturity Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FINANCING AND LOANS
Principal amount	R$ 59,747,103	R$ 51,269,042
Financing and loans	42,305,887
2020
FINANCING AND LOANS
Principal amount	7,194,532
2021
FINANCING AND LOANS
Principal amount	12,719,102
2022
FINANCING AND LOANS
Principal amount	5,089,167
2023
FINANCING AND LOANS
Principal amount	4,196,138
2024
FINANCING AND LOANS
Principal amount	2,819,928
After 2024
FINANCING AND LOANS
Principal amount	R$ 10,287,020